Intangible Assets (Details) - Schedule of intangible assets accumulated cost and amortization - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Cost
Beginning balance		$ 4,710
Impairment loss (note 34)		41
Ending balance		4,321		4,710
Net carrying amount		4,321		4,710
Cost [Member]
Cost
Beginning balance		6,584		5,023
Additions		900		1,561
Transfers
Ending balance		7,484		6,584		5,023
Amortization and impairment [Member]
Cost
Beginning balance		1,874		1,137
Additions		1,248		737
Impairment loss (note 34)		41
Ending balance		3,163		1,874		1,137
Computer software / licenses [Member]
Cost
Net carrying amount		4,315		4,710
Computer software / licenses [Member] | Cost [Member]
Cost
Beginning balance		6,584	[1]	1,191
Additions		853		1,423
Transfers				3,970
Ending balance		7,437		6,584	[1]	1,191
Computer software / licenses [Member] | Amortization and impairment [Member]
Cost
Beginning balance		1,874		1,137
Additions		1,248		737
Impairment loss (note 34)
Ending balance		3,122		1,874		1,137
Work in progress [Member]
Cost
Net carrying amount		6			[1]
Work in progress [Member] | Cost [Member]
Cost
Beginning balance	[1]			3,832
Additions		6		138	[1]
Transfers				(3,970)	[1]
Ending balance		6			[1]	3,832	[1]
Work in progress [Member] | Amortization and impairment [Member]
Cost
Beginning balance	[1]
Additions					[1]
Impairment loss (note 34)
Ending balance					[1]		[1]
Goodwill [member]
Cost
Net carrying amount
Goodwill [member] | Cost [Member]
Cost
Beginning balance
Additions		41
Transfers
Ending balance		41
Goodwill [member] | Amortization and impairment [Member]
Cost
Beginning balance
Additions
Impairment loss (note 34)		41
Ending balance		$ 41

[1]	Effective 1 April 2020, the Group has fully implemented a new core insurance system and transferred the work in progress amount to the software and licenses account within intangible assets.